Lease liability and Right-of-use assets	6 Months Ended
Jun. 30, 2019
Lease liabilities and Right of use assets Disclosure Abstract
Disclosure of leases [text block]
6. Lease liability and Right-of-use assets
Note 2 explains the changes and new accounting policy introduced on January 1, 2019, resulting from the adoption of the new accounting standards IFRS 16 – Leases.
The Group has entered into various fixed-term leases, mainly for vehicles and real estate.
The lease liability recorded in continuing operations on January 1, 2019, was USD 1 736 million and the right of use assets was USD 1 554 million.
Reconciliation of lease commitment disclosed on December 31, 2018, and lease liability recorded in continuing operations on January 1, 2019 is as follows:
(USD millions)

Operating lease commitments December 31, 2018 [1]	3 612

Operating lease commitments December 31, 2018 related to discontinued operations	-222

Operating lease commitments December 31, 2018 related to continuing operations	3 390

Recognition exemption for short term leases	-30

Recognition exception for low value leases	-12

Lease arrangements with commencement date after December 31, 2018	-65

Undiscounted future lease payments continuing operations as of January 1, 2019	3 283

Effect of discounting	-1 547

Lease liability as of January 1, 2019 [2]	1 736

[1] As reported in Annual Report 2018 Note 27
[2] Weighted average incremental borrowing rate of 3.5% was applied at January 1, 2019, the date of implementation of IFRS 16 - Leases.
The right-of-use assets of continuing operations at January 1, 2019, by underlying class of asset comprise the following:
(USD millions)	January 1, 2019

Land	536

Buildings	848

Vehicles	147

Machinery & equipment and other assets	23

Right-of-use assets [1]	1 554

[1] Right-of-use assets were lower than the lease liability at the date of implementation of IFRS 16 by USD 182 million, due to adjustments made for prepayments and accrued lease payments recognized at December 31, 2018.

The lease liability recorded in discontinued operations on January 1, 2019, was USD 286 million and the right-of-use asset was USD 276 million, including USD 89 million and USD 75 million, respectively, for the previously reported finance lease obligations.
As a result of applying the modified retrospective method at the date of implementation of IFRS 16 on January 1, 2019, whereby the right-of-use assets were measured at the amount equal to the lease liability, there is no impact to the reported deferred tax assets and deferred tax liabilities on the consolidated balance sheet, as the corresponding deferred tax assets and deferred tax liabilities attributable to the lease liability and right-of-use asset relate to income taxes levied by the same taxation authority within the same legal entity, and were therefore offset.
The impact on retained earnings upon implementation of IFRS 16 was USD 3 million arising from subleases that were accounted for as operating lease agreements under IAS 17 and are accounted for as finance leases under IFRS 16.
The following table summarizes the movements of the right-of-use assets of continuing operations:
(USD millions)

Right-of-use assets at January 1, 2019	1 554

Additions [1]	399

Depreciation charge	-149

Lease contract terminations [2]	-54

Currency translation effects	12

Total right-of-use assets at June 30, 2019	1 762

No impairments were recorded in the period.
[1] Additions in Q2 amounted to USD 143 millions.
[2] Lease contract terminations represent modifications to existing leases that result in reductions to the right-of-use assets, which includes contract terminations.
The right-of-use assets carrying value and depreciation charge of continuing operations at June 30, 2019, are shown below by underlying class of asset:
		Depreciation charge

(USD millions)	June 30, 2019 Carrying value	Q2 2019	H1 2019

Land	541	5	8

Buildings	1 076	47	97

Vehicles	122	21	41

Machinery & equipment and other assets	23	2	3

Total right-of-use assets	1 762	75	149

The lease liability of continuing operations at June 30, 2019, amounted to USD 2 billion and its breakdown by maturity is as follows:
(USD millions)	June 30, 2019

Less than one year	294

Between one and two years	139

Between two and three years	170

Between three and four years	143

Between four and five years	129

After five years	1 171

Total lease liability	2 046

The following table provides additional disclosures related to right-of-use assets and lease liabilities of continuing operations:
(USD millions)	Q2 2019	H1 2019

Interest expense on lease liabilities [1]	16	32

Expense on short-term leases	2	4

Expense on low-value leases	3	4

Total cash outflow for leases [2]	80	111

Thereof repayment of lease liability [3]	69	91

Gain arising from sale and leaseback transaction	468	468

[1] Weighted average interest rate is 3.2% and 3.4% for Q2 2019 and H1 2019, respectively.
[2] Reported as cash outflows used in financing activities
[3] Net of lease incentives received of USD 29 million in H1 2019 (Q2 2019: nil)
In the second quarter 2019, the Group completed a sale and leaseback transaction for certain property plant and equipment as part of its plans to consolidate sites. The transaction resulted in net cash flow inflows of USD 0.6 billion and the recognition of USD 86 million of lease liabilities, and USD 30 million of right-of-use assets. The right-of-use asset value reflects the proportion of the property, plant and equipment retained for a period of 1 to 5 years, with two 5 year extension periods for certain right-of-use assets, and the liability reflects the net present value of future lease payments. The net gain on the sale and leaseback transaction amounted to USD 0.5 billion.
The Group accounts for the expense of short-term leases of twelve months or less and underlying assets of low value leases on a straight-line basis over the lease term.
Variable lease payments were not significant. The income from subleasing right-of-use assets for the six months ended June 30, 2019, was not significant.
Following the completion of the Alcon Distribution (spin-off) on April 9, 2019, the right-of-use assets and lease liabilities classified as discontinued operations were derecognized (refer to Note 2, 3 and 11 for further details).